SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT (Schedule Of Additional Information On The Realized Gains And Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	$ 415,528		$ 118,958		$ 79,839
Initial costs	240,346		63,190		78,116
Gains (losses)	175,182		55,768		1,723
Equity securities [Member]
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	352,733	[1]	81,456	[1]	6,097	[1]
Initial costs	177,633	[1]	25,950	[1]	6,229	[1]
Gains (losses)	175,100	[1]	55,506	[1]	(132)	[1]
Corporate bonds [Member]
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	62,795	[2]	37,502	[2]	73,742	[2]
Initial costs	62,713	[2]	37,240	[2]	71,887	[2]
Gains (losses)	$ 82	[2]	$ 262	[2]	$ 1,855	[2]

[1]	In 2013, the Company purchased several stocks at a cost of $48,899 and sold some stocks with cost of $25,950 and recognized $55,506 realized gain in the statement of operations.In 2014, the Company purchased additional stocks at a cost of $129,407 and sold some stocks with cost of $177,633 and recognized $175,100 realized gain in the statement of operations. In addition, the company received stock dividend of $1,050 which was recognized as the realized gain of short-term investment.
[2]	In 2013, the Company purchased several corporate bonds at cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. In 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.